Condensed Statements of Operations (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.15)	$ (0.16)	$ (0.32)	$ (0.30)
Earnings Per Share, Diluted	$ (0.15)	$ (0.16)	$ (0.32)	$ (0.30)
Weighted Average Number of Shares Outstanding, Basic	15,352,297	12,514,763	14,058,662	12,489,790
Weighted Average Number of Shares Outstanding, Diluted	15,352,297	12,514,763	14,058,662	12,489,790